Liabilities to Credit Institutions - Summary of Liabilities to Credit Institutions (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Subclassifications Of Assets Liabilities And Equities [Abstract]
Non-current liabilities to credit institutions		$ 91,655
Current liabilities to credit institutions, consisting of the following:
—Liabilities to credit institutions	$ 5,987	4,335
—Overdraft facilities		1,197
Total	$ 5,987	$ 97,187